Leases - Lease Cost (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Leases [Abstract]
Operating lease cost	$ 6,140
Variable lease cost	1,257
Short-term lease cost	304
Sublease income	(786)
Total operating lease cost	$ 6,915